SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted loss per share

	Three Months	Nine Months
	Ended	Ended
	September 30,	September 30,
	2020	2020
Net loss	$(134,545)	$(154,356)
Less: Income attributable to common stock subject to possible redemption	—	—
Adjusted net loss	$(134,545)	$(154,356)

Weighted average shares outstanding, basic and diluted	2,439,844	1,731,559

Basic and diluted net loss per common share	$(0.06)	$(0.09)